Expense Example - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund - Fidelity SAI International Value Index Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205